PREPAID EXPENSES (Details) - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Prepaid Expense, Current [Abstract]
Legal and regulatory fees	$ 94,573	$ 9,167
Advertising and promotion	164,667
Rent expense	22,250
Professional fees	3,794
Total prepaid expenses	$ 285,284	$ 9,167